Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cost of Goods Sold (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of goods sold [Member]
Schedule of Cost of Goods Sold [Line Items]
Cost of materials	€ 25,967	€ 72,568	€ 95,007
Personnel expenses	10,619	10,714	9,623
Depreciation and amortization	9,490	5,711	4,082
Other expenses	1,767	1,593	1,558
Total	47,842	90,585	110,270
Research and development expenses [Member]
Schedule of Cost of Goods Sold [Line Items]
Personnel expenses	6,904	6,695	1,083
Material expenses	111	66	153
Depreciation and amortization	320	317	247
External development service provider	579	1,335	607
Other expenses	575	559	743
Total	€ 8,488	€ 8,971	€ 2,832